Trade and Other Receivables (Details) - Schedule of Current Assets - Trade and Other receivables € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Current Assets - Trade and Other receivables:
Government authorities	€ 4,851		€ 3,752
Income receivable	1,013		1,062
Interest receivable	221		125
Advance tax payment	1,028		566
Trade receivable	205		420
Inventory	1,170		1,201
Derivatives (see Note 21)	275		273
Loan to others	1,246
Prepaid expenses and other	1,983		2,033
Current maturities of loans given to an equity accounted investee			2,665
Total Current Assets	11,992	$ 13,264	12,097
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	9,265		8,417
Annual rent deposits	656		290
Loans to others	509		546
Other	16		17
Total Non Current Assets	€ 10,446		€ 9,270